Transactions with related parties, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Commissions	$ 1,328	$ 672	$ 217
[DianaShippingServicesSaMember]
Related Party Transaction [Line Items]
Management fees, including capitalized fees	1,641	758	203
Commissions	687	270	57
Administrative Fees	120	120	88
[DianaEnterprisesIncMember]
Related Party Transaction [Line Items]
Brokerage Fees	$ 1,300	$ 1,182	$ 607